Segment information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment information	Segment information
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s chief operating decision maker ("CODM") which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance. In the second half of 2020, we implemented a new operating unit structure which had an increased focus on asset class. The rationale behind this change was to better benchmark our operational performance against so called ‘pure play’ peers who are product line focused, thereby enhancing transparency, efficiency, cost control and leadership focus by asset class. We updated our reportable segments in line with this change.

We now have the following three reportable segments:

1.Harsh environment: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for harsh environment semi-submersible and jack-up rigs.
2.Floaters: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.
3.Jack-ups: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment jack-up rigs.

We previously included revenues and expenses relating to management services in the "other" reportable segment. We have now allocated revenues relating to management contracts and associated expenses to the three operating segments based on the type of rig being managed. This is in line with how segment performance is now assessed by the CODM based on both owned and managed rigs results.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The change in reportable segments has been reflected retrospectively. Corresponding items of segment information for earlier periods have been recast. The remaining incidental revenues and expenses not included in the reportable segments are included in the "other" reportable segment.

The below section splits out total operating revenue, depreciation, amortization of intangibles, operating net loss, drilling units and capital expenditures by segment:

Total operating revenue

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	232	276
Floaters	154	216
Jack-up rigs	60	98
Other	6	8
Total	452	598

Depreciation

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	43	52
Floaters	19	105
Jack-up rigs	21	25
Total	83	182

Loss on impairment of long-lived assets

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	152	160
Floaters	—	1,070
Jack-ups	—	—
Total	152	1,230

Operating loss - Net loss

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	(177)	(147)
Floaters	(27)	(1,184)
Jack-ups	(1)	10
Other	(47)	(51)
Operating loss	(252)	(1,372)
Unallocated items:
Total financial items and other	(342)	(374)
Income taxes	(11)	(2)
Net loss	(605)	(1,748)
Drilling units - Total assets

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Harsh environment	858	1,032
Floaters	507	528
Jack-ups	562	560
Total drilling units	1,927	2,120

Unallocated items:
Investments in associated companies	248	248
Cash and restricted cash	644	723
Other assets	838	870
Total assets	3,657	3,961

Drilling units - Capital expenditures

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Harsh environment	17	11
Floaters	12	58
Jack-ups	10	7
Other	1	9
Total	40	85

Geographic segment data
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:
Revenues

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Norway	234	291
Brazil	54	19
Angola	53	98
United States	46	59
Saudi Arabia	42	62
Nigeria	—	5
Others (1)	23	64
Total	452	598
(1)     Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Norway	858	1,044
Saudi Arabia	230	234
Brazil	161	79
Qatar	150	151
Malaysia	130	185
United States	87	87
Other (2)	311	340
Total	1,927	2,120
(1)     The countries in this table represent the location of the drilling unit at the end of the reporting period and are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by the assets during the period. In most cases these locations are different to the country in which the Company that owns the drilling unit is registered.
(2)     "Other" represents countries in which we operate that individually had fixed assets representing less than 5% of total fixed assets for any of the periods presented.

Major Customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
ConocoPhillips	19%	13%
Lundin	12%	—%
Equinor	13%	19%
Sonagol	10%	9%
Saudi Aramco	9%	10%
Northern Ocean	5%	14%